Basis for the presentation of the consolidated financial statements and applicable accounting standard (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Summary of Consolidate Financial Statements of Subsidiaries
As of December 31, 2023, and 2022 and for the years ended December 31, 2023, 2022 and 2021, the Entity has consolidated its financial statements with the financial statements of the following companies:

Subsidiaries	Registered Office	Province	Country	Main Business Activity
Volkswagen Financial Services Cía. Financiera S.A.	Av. Córdoba 1 1 1 , 30th floor	City of Buenos Air es	Argentina	Financing
PSA Finance Arg. Cía. Financiera S.A.	Carlos María Della Paolera 26 5 , 22nd floor	City of Buenos Air es	Argentina	Financing
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (1)	Av. Córdoba 111, 22nd flo o r	City of Buenos Air es	Argentina	Retirement and Pension Fund Manag er
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	Av. Córdoba 1 1 1 , 30th floor	City of Buenos Air es	Argentina	Mutual Funds Manageme nt

Summary of Equity In Subsidiaries And Non controlling Interests
As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021, the Entity’s interest in its consolidated companies was as follows:

Subsidiaries	Shares		Interest held by the Entity		Non-controlling Interests
	Type	Number	% of Total Shares	% of Total Votes	% of Total Shares	% of Total Votes
Volkswagen Financial Services Cía. Financiera S.A. (1)	Common	897,000,000	51.00%	51.00%	49.00%	49.00%
PSA Finance Arg. Cía. Financiera S.A. (2) (3)	Common	52,178	50.00%	50.00%	50.00%	50.00%
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings) (4)(5)	Common	127,037,593	53.89%	53.89%	46.11%	46.11%
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión (6)	Common	242,524	100.00%	100.00%	0.00%	0.00%

(1)
As of December 31, 2023 and 2022 total assests of Volkswagen Financial Services Compañia Financiera S.A. were 70,652,055 and 98,063,582, total liabilities were 48,004,597 and 76,997,973, total Equity attributable to the owners of the Bank were 11,550,203 and 10,743,461, total Equity attributable to non-controlling interests were 11,097,255 and 10,322,148, total comprehensive income (loss) for the year Attributable to owners of the Bank were 806,714 and (1,996,973)
and total comprehensive income (loss) for the year Attributable to non-controlling interests were 775,078 and (1,918,661)
, respectively.

(2)
As of December 31, 2023 and 2022 total assests of PSA Finance Arg. Cía. Financiera S.A. were 46,124,445 and 61,674,370, total liabilities were 32,636,526 and 48,740,280, total Equity attributable to the owners of the Bank were 6,743,959 and 6,467,045, total Equity attributable to non-controlling interests were 6,743,960 and 6,467,045, total comprehensive loss for the year Attributable to owners of the Bank were 398,368 and 758,209 and total comprehensive loss for the year Attributable to non-controlling interests were 398,368 and 758,209, respectively.

(3)
According to the Shareholders’ Agreement, the Bank controls the entity because it is exposed, or has rights, to variable returns from its continued involvement with the entity and has the ability to direct the relevant activities in order to affect those returns, such as financial and risk management activities, among others.

(4)
As of December 31, 2023 and 2022 total assests of Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings) were 299,283 and 150,886, total liabilities were 24,144 and 70,808, total Equity attributable to the owners of the Bank were 148,272 and 43,153, total Equity attributable to non-controlling interests were 126,867 and 36,925, total comprehensive income (loss) for the year Attributable to owners of the Bank were 23,982 and (76,459) and total comprehensive income (loss) for the year Attributable to non-controlling interests were 20,520 and (65,421), respectively.

(5)
On November 28, 2023, a contribution of 120,000 (150,605 in restated values) was made, which was integrated in cash. The Bank subscribed 64,667 (81,135 in restated values) and Banco Bilbao Vizcaya Argentaria S.A. (BBVA)
55,333 (69,470 in restated values).

(6)
As of December 31, 2023 and 2022 total assests of BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión were 13,768,882 and 14,225,503, total liabilities were 2,374,891 and 2,705,550, total Equity attributable to the owners of the Bank were 11,393,991 and 11,519,953, and total comprehensive income for the year Attributable to owners of the Bank were 7,537,737 and 8,708,915, respectively.